Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	The estimated useful lives are as follows:
Category	Estimated useful lives
Electronic equipment	3 years
Motor vehicles	4 years
Office equipment, furniture and fixtures	5 years

Schedule of Disaggregation of Revenue	. The Company’s disaggregation of revenue for the years ended September 30, 2025, 2024 and 2023 are as follows:

	For the years ended September 30,
	2025	2024	2023

Revenue from internet media services	$33,957,640	$18,977,645	$2,082,817
Revenue from business planning and consulting services	1,739,297	977,450	3,736,926
Revenue from event planning and execution services	1,503,576	1,563,977	2,950,094
Revenue from software customization and marketing services	—	—	932,308
Total revenue	$37,200,513	$21,519,072	$9,702,145

	For the years ended September 30,
	2025	2024	2023

Revenue recognized over time	$33,957,640	$18,977,645	$3,015,125
Revenue recognized at a point in time	3,242,873	2,541,427	6,687,020
Total revenue	$37,200,513	$21,519,072	$9,702,145

Schedule of Contract Liabilities

The Company’s activities of contract liabilities for the years ended September 30, 2025 and 2024 are as follows:

	For the years ended September 30,
	2025	2024
Balance at beginning of year	$39,958	$150,158
Deposits received	16,852	240,043
Revenue recognized	(50,642)	(348,464)
Exchange difference	(961)	(1,779)
Balance at end of year	$5,207	$39,958